Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		$ 50,998		$ 235,821
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents		182,988		45,739
Marketable securities		4,456		65,391
Total financial assets		187,444		111,130
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents		0		1,991
Marketable securities		46,542		170,430
Total financial assets		46,542		172,421
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents		0		0
Marketable securities		0		0
Total financial assets		0		0
Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents		182,988		47,730
Marketable securities		50,998		235,821
Total financial assets		233,986		283,551
U.S. Treasuries
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		4,456		65,391
U.S. Treasuries | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[1]	4,456		65,391
U.S. Treasuries | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[1]	0		0
U.S. Treasuries | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[1]	0		0
U.S. Treasuries | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[1]	4,456		65,391
Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		7,937		115,061
Commercial Paper | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	[2]	0		0	[3]
Marketable securities	[1]	0		0
Commercial Paper | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	[2]	0		1,991	[3]
Marketable securities	[1]	7,937		115,061
Commercial Paper | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	[2]	0		0	[3]
Marketable securities	[1]	0		0
Commercial Paper | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	[2]	0		1,991	[3]
Marketable securities	[1]	7,937		115,061
U.S. agency securities | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[4]			0
U.S. agency securities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[4]			53,455
U.S. agency securities | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[4]			0
U.S. agency securities | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[4]			53,455
Asset Backed Securities Member
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		1,979		1,914
Asset Backed Securities Member | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		0	[1]	0	[4]
Asset Backed Securities Member | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		1,979	[1]	1,914	[4]
Asset Backed Securities Member | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		0	[1]	0	[4]
Asset Backed Securities Member | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		1,979	[1]	1,914	[4]
Money Market Funds | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	[2]	182,988		45,739
Money Market Funds | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents		0	[2]	0	[2],[3]	$ 0	[3]
Money Market Funds | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents		0	[2]	0	[2],[3]	0	[3]
Money Market Funds | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents		182,988	[2]	45,739	[2],[3]	376,976	[3]
Money Market Funds | Fair Value, Recurring | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	[3]			45,739		$ 376,976
U.S. agency securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		36,626		53,455
U.S. agency securities | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[1]	0		0
U.S. agency securities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[1]	36,626		53,455
U.S. agency securities | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[1]	0		0
U.S. agency securities | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	[1]	$ 36,626		$ 53,455

[1]	Included within investments in marketable securities, current and investments in marketable securities, non-current on the condensed balance sheets.
[2]	Included within cash and cash equivalents on the condensed balance sheets.
[3]	Included within cash and cash equivalents on the balance sheet.
[4]	Included within investments in marketable securities, current and investments in marketable securities, non-current on the balance sheet.